Acquisitions - Narrative (Details) - USD ($)			3 Months Ended		6 Months Ended	8 Months Ended
	Aug. 05, 2022	Sep. 28, 2021	Jun. 26, 2022	Dec. 26, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024
Business Acquisition [Line Items]
Contingent consideration							$ 750,000
Fox Racing | Revelyst Business
Business Acquisition [Line Items]
Business combination, pro forma information, revenue of acquiree since acquisition date						$ 180,320,000
Business combination, pro forma information, net income (loss) of acquiree since acquisition date						$ (4,183,000)
Business combination, consideration transferred	$ 575,534,000
Stone Glacier | Revelyst Business
Business Acquisition [Line Items]
Contingent consideration					$ 9,939,000
Fiber Energy Products | Revelyst Business
Business Acquisition [Line Items]
Contingent consideration				$ 3,625,000
Foresight Sports | Revelyst Business
Business Acquisition [Line Items]
Business combination, pro forma information, revenue of acquiree since acquisition date					61,173,000
Business combination, pro forma information, net income (loss) of acquiree since acquisition date					$ 18,423,000
Business combination, consideration transferred		$ 470,772,000
Foresight Sports | Employee Retention Payments | Revelyst Business
Business Acquisition [Line Items]
Business combination, separately recognized transactions, post combination compensation expense				5,599,000
Foresight Sports | Contingent Payments Related To Net Sales Targets Being Met | Revelyst Business
Business Acquisition [Line Items]
Business combination, separately recognized transactions, post combination compensation expense				$ 25,000,000
QuietKat | Revelyst Business
Business Acquisition [Line Items]
Contingent consideration			$ 22,400,000
Other payments to acquire businesses			$ 13,000,000
Business acquisition, milestone payment period (in years)			3 years